Share-based payment reserve - Assumption and Valuation of share based expenses (Details) - Tier 2 - Qualifying employees - ZAR (R)		12 Months Ended
	Jun. 01, 2018	Jun. 30, 2024	Jun. 30, 2023
Share-based payment transaction
Remaining vesting period		1 year 10 months 24 days	2 years 2 months 12 days
Weighted average fair value on grant date		R 61.69	R 61.69
Strike price		R 172.98	R 196.19
Minimum
Share-based payment transaction
Vesting period	3 years
Maximum
Share-based payment transaction
Vesting period	10 years